Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Leases
Recognized rental income	¥ 1,659	¥ 1,579	¥ 78,667
Future minimum lease payments to be received	12,348
Rental expenses, net of sublease rental income	47,217	46,600	¥ 46,975
Capital lease assets	34,428	33,294
Accumulated depreciation on capital lease assets	¥ 6,171	¥ 4,579